Licensing Agreement (Details Narrative) (10-K) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 27, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Payments to acquire intangible assets				$ 70,000
Novo MedSpa Addison Corp [Member]
Shares issued price per share	$ 0.10
Licensing Agreement [Member] | Novo MedSpa Addison Corp [Member]
Payments to acquire intangible assets		$ 30,000
Licensing Agreement [Member] | Novo MedSpa Addison Corp [Member] | License [Member]
Payments to acquire intangible assets	$ 40,000
Stock issued during period, shares, purchase of assets	250,000
Shares issued price per share	$ 0.10
Stock issued during period, value, purchase of assets	$ 25,000